Long-term Investments and Derivative Financial Instruments - Schedule of Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	R$ 440,994	R$ 426,937
Financial liabilities at fair value	440,994	426,937
Loans and financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	3,706,022	3,489,887
Financial liabilities at fair value	3,706,022	3,461,008
Short term investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at book value	517,423	1,036,148
Financial assets at fair value	517,423	1,036,148
Long-term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at book value	1,287,781	835,957
Financial assets at fair value	1,287,781	835,957
Financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at book value		8,808
Financial assets at fair value		8,808
Liabilities from derivative transaction [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at book value	595,380	420,822
Financial assets at fair value	R$ 595,380	R$ 420,822